Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Segment shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Significant Accounting Policies [Line Items]
Number of operating segments | Segment	1
Goodwill impairment losses	$ 0.0	$ 0.0	$ 0.0
Deferred revenue	1,877.8	1,707.1
Revenue expected to be recognized from remaining performance obligations	2,146.1	2,013.6
Revenue expected to be recognized from remaining performance obligations, 2019	1,437.3
Provision for estimated sales returns, rebates, stock rotations, and other customer rights	$ 9.5	10.4
Percentage of employee contributions contributed by employer towards employee benefit plan	50.00%
Maximum percentage of employee's eligible compensation	6.00%
Minimum percentage of tax benefit realized upon settlement	50.00%
Advertising expenses	$ 4.6	$ 4.1	$ 3.7
Anti-dilutive shares excluded from computation of earnings per share amount | shares	1,700,000	4,900,000	6,200,000
Right of use assets	$ 20.8
Lease liabilities	20.3
Rent expenses	$ 6.3	$ 8.1	$ 13.1
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Lease liabilities
Manufacturing partner and supplier liabilities
Significant Accounting Policies [Line Items]
Significant costs associated with exposure	$ 0.0	0.0
Other Long Term Assets
Significant Accounting Policies [Line Items]
Deferred commission	15.3	17.1
Amortisation of contracted capitalised costs	10.4	11.6	15.3
Security Subscriptions and Software Updates and Maintenance
Significant Accounting Policies [Line Items]
Deferred revenue	1,257.4	1,108.6
Foreign Exchange Forward Contracts | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, notional amount	207.9	171.1
Foreign Exchange Forward Contracts | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, notional amount	266.2	155.0
Foreign Exchange Forward Contracts | Financial Income | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	(19.5)	(0.6)	24.8
Foreign Exchange Forward Contracts | Operating Expenses | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	$ (24.4)	$ 1.1	$ 5.9
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	4 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years